Investment in Related Party (Tables)	12 Months Ended
Dec. 31, 2025
Investment in Related Party [Abstract]
Schedule of Investment in Related Party
	Year ended December 31,
Group	2025	2024
	$000	$000
Investment in Accustem Sciences Inc	599	837
Movement in fair value	662	(288)
Additional shares issued	166	-
	1,427	599
Group	2025	2024
	$000	$000
Investment in Okyo Pharma Ltd	2,990	3,717
Additional shares issued	-	795
Additional shares sold	(3,064)	-
Movement in fair value	1,091	(1,522)
	1,017	2,990